Other Reserves - Summary of Information About Other Reserves (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Employee benefits reserve	$ 290	$ 278	$ 232
Foreign currency translation reserve	795	796	793
Hedging reserve	88	(586)	(400)
Distributable profits reserve	4,118	3,541	58
Other reserves	(30)	2
Total	$ 5,261	$ 4,031	$ 683